Statements of Net Assets Available for Benefits - EBP 006 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
Investments at fair value:
Investment in Zurn Elkay Master Trust	$ 281,117,161	$ 274,500,902
Investments at fair value	401,960,359	363,884,008
Receivables:
Notes receivable from participants	4,767,837	4,420,494
Net assets available for benefits	406,728,196	368,304,502
Mutual funds
Investments at fair value:
Investments, fair value	82,756,484	74,494,184
Common/collective trust
Investments at fair value:
Investments, fair value	16,267,888	14,888,922
Zurn Elkay Water Solutions common stock
Investments at fair value:
Investments, fair value	$ 21,818,826	0
Investment in Zurn Elkay Master Trust		$ 15,859,699